Plant and Equipment - Schedule of Cash Payments to Purchase Plant and Equipment (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Cash Payments to Purchase Plant and Equipment [Abstract]
Purchase of plant and equipment	RM 624,319	$ 148,206	RM 25,535,714	$ 5,705,667	RM 1,455,262
Financed by hire purchase arrangements	(300,300)	(71,288)	(250,000)
Other payables			(24,023,094)	$ (5,367,690)
Cash payments on purchase of plant and equipment	RM 324,019	$ 76,918	RM 1,262,620